Pensions and other postretirement benefits (Details 2) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 17,917	CAD 17,761
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,340	2,156	CAD 1,978
Total Investment Assets [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	17,838	17,746
Total Investment Assets [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	7,374	7,417
Total Investment Assets [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	8,124	8,173
Total Investment Assets [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,340	2,156
Cash And Cash Equivalents [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	389	579
Cash And Cash Equivalents [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	47	64
Cash And Cash Equivalents [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	342	515
Cash And Cash Equivalents [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada And Supranational [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,280	1,450
Canada And Supranational [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada And Supranational [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,280	1,450
Canada And Supranational [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,611	2,701
Provinces of Canada and Municipalities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	2,611	2,701
Provinces of Canada and Municipalities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	911	618
Corporate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	911	618
Corporate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	471	296
Emerging Market Debt [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	471	296
Emerging Market Debt [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	127	131
Mortgages [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	127	131
Mortgages [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,556	2,096
Canadian Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,532	2,072
Canadian Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	24	24
U.S. Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,236	1,493
U.S. Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,236	1,493
U.S. Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	4,315	3,425
International Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	4,315	3,425
International Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	357	317
Real Estate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	357	317	299
Real Estate Land And Buildings Net Of Related Mortgage [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	4	34
Oil And Gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,012	1,374
Oil And Gas [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	234	349
Oil And Gas [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	12	17
Oil And Gas [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	766	1,008	961
Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	1,237	885
Infrastructure [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	10	14
Infrastructure [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	102	107
Infrastructure [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 1,125	764	CAD 663
Absolute return funds [Member] | Fair Value Level 2 [Member] | Minimum [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	5 days
Absolute return funds [Member] | Fair Value Level 2 [Member] | Maximum [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	90 days
Absolute return funds [Member] | Fair Value Level 3 [Member] | Maximum [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	4 months
Multi Strategy Funds [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 714	591
Multi Strategy Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	714	591
Multi Strategy Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	440	471
Fixed Income Fund [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	372	428
Fixed Income Fund [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	68	43
Equity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	261	299
Equity [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	261	299
Equity [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	499	384
Global Macro Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	499	384
Global Macro Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Commodity [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets		1
Commodity [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets		0
Commodity [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets		1
Commodity [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets		0
Risk Based Allocation [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	422	635
Risk Based Allocation [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	0	0
Risk Based Allocation [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 422	635
Risk Based Allocation [Member] | Fair Value Level 2 [Member] | Minimum [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	5 days
Risk Based Allocation [Member] | Fair Value Level 2 [Member] | Maximum [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	60 days
Risk Based Allocation [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 0	0
Other [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	79	15
Other - Operating assets, at cost [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	119	145
Operating Liabilities At Cost [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Total plan assets	CAD 40	CAD 130